SCHEDULE OF SECURED CONVERTIBLE DEBENTURES (Details) (Parenthetical)	3 Months Ended
	Dec. 31, 2024	Nov. 01, 2024	Sep. 30, 2024	Sep. 30, 2023
Short-Term Debt [Line Items]
Interest rate		10.00%	10.00%	6.00%
Senior Secured Convertible Debenture [Member] | September 12, 2024 [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%
Maturity period	September 12, 2024
Senior Secured Convertible Debenture [Member] | November 1, 2025 [Member]
Short-Term Debt [Line Items]
Interest rate	10.00%
Maturity period	November 1, 2025